Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net Income	$ 1,611	$ 2,211	$ 2,007
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	857	1,003	908
Net amortization of security premiums/discounts AFS	850	990	975
Net amortization of security premiums/discounts HTM	147	138	134
Net amortization of mortgage servicing rights	733	751	689
Impairment of foreclosed real estate	85	272	425
Recovery of loan losses	(236)	(88)	(620)
Deferred income taxes	691	92	336
Net realized (gains) loss on sales / calls available for sale securities	14	(544)	(536)
Proceeds from sales of loans held for sale	97,360	114,622	62,795
Origination of loans held for sale	(96,684)	(115,505)	(66,570)
(Gain) loss on sale of premises, equipment and other assets		3	(1)
Increase in cash surrender value of life insurance	(124)	(135)	(117)
Gain on sales of foreclosed real estate	(35)	(41)	(140)
Prepaid Assets	40	(62)	205
Net change in interest receivable	(80)	(65)	183
Net change in other assets	(602)	(699)	(1,740)
Net change in interest payable	(3)	(17)	(12)
Net change in other liabilities	1,129	1,113	1,068
Net cash provided (used) by operating activities	5,753	4,039	(11)
Cash flows from investing activities
Proceeds from sales, maturities, calls and paydowns of securities available for sale	16,185	30,734	47,253
Proceeds from sales, maturities, calls and paydowns of securities held to maturity	385	141	154
Purchase of securities available for sale	(6,338)	(49,496)	(24,910)
Purchase of securities held to maturity		(1,027)	(6,034)
Net increase in loans	(15,416)	(22,101)	(11,331)
Purchases of life insurance investment	(1,525)
Proceeds from sale of premises, equipment and other assets		547	1
Purchase of premises and equipment	(1,730)	(657)	(716)
Proceeds from sales of foreclosed real estate	2,138	899	2,404
Net change in restricted stock	(15)	(12)	(2)
Net cash provided (used) by investing activities	(6,316)	(40,972)	6,819
Cash flows from financing activities
Net increase in deposit accounts	26,909	17,986	11,298
Net decrease in short-term borrowed funds	(410)	(3,084)	1,073
Net decrease in long-term debt	(512)	(13)	(11)
Repurchase of common stock, net	(391)	(322)	(429)
Dividends on preferred stock	(592)	(593)	(592)
Cash paid for fractional shares	(6)	(6)	(5)
Net cash provided by financing activities	24,998	13,968	11,334
Increase (decrease) in cash and cash equivalents	24,435	(22,965)	18,142
Cash and cash equivalents, beginning of year	45,968	68,933	50,791
Cash and cash equivalents, end of year	70,403	45,968	68,933
Supplemental disclosures of cash flow information
Interest paid	1,280	1,327	1,745
Income taxes paid	852	641	459
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	366	1,106	517
Loans transferred to foreclosed real estate	361	315	1,818
Company financed OREO	(356)	(256)	(26)
Mortgage servicing rights capitalized	$ 586	$ 982	$ 657